Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income (loss)	$ (1,982,963)	$ 11,131,278	$ 3,779,184	$ 2,131,316
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	337,612	430,259	869,631	557,035
Gain on sale of marketable securities	(1,916)	0	(65,655)	0
Loss on sale of property, equipment, and furniture			0	14,802
Loss on settlement agreement			3,607,013	0
(Increase) decrease in:
Trading accounts and deposits	7,451,742	(9,568,417)	(10,528,239)	2,013,968
Accounts receivable - trade	(2,998,498)	(806,678)	(1,079,036)	876,059
Note receivable	(99,000)	0
Prepaid expenses and other current assets	(76,172)	(74,089)	(183,638)	(52,674)
Increase (decrease) in:
Accounts payable - trade	1,352,678	543,379	508,459	(433,664)
Accrued expenses	417,956	96,568	(145,870)	613,178
Accrued compensation	(2,398,605)	1,325,076	3,301,843	(1,684,949)
Accrued interest	380,580	274,995	490,155	315,286
Obligations under settlement agreement	(194,188)	0	(500,000)	0
Net cash provided by operating activities	2,189,226	3,352,371	53,847	4,350,357
Cash flows from investing activities
Repayment of note receivable	0	140,964
Purchase of marketable securities	(3,250,000)	(760,009)	(1,214,004)	(250,237)
Proceeds from sale of marketable securities	2,489,449	0	1,229,426	0
Purchase of investment in convertible notes	(75,418)	(1,128,861)	(1,604,879)	0
(Advance) repayment of note receivable			140,964	(140,964)
Purchase of property, equipment, and furniture	(194,225)	(113,312)	(202,759)	(134,135)
Increase in cost of land held for development	(337,446)	(56,505)	(184,529)	(110,477)
Purchase of mortgage note receivable			0	(353,504)
Proceeds from land held for development	197,382	0
Increase in restricted cash	0	(999,183)	(999,183)	(320,188)
Payments on obligations under non-competition agreement	0	(125,000)
Acquisition of Discount Energy Group, LLC	0	(680,017)	(680,017)	0
Net cash used in investing activities	(1,170,258)	(3,721,923)	(3,514,981)	(1,309,505)
Cash flows from financing activities
Deferred financing costs	(191,524)	0	(35,000)	0
Proceeds from line of credit	0	700,000	700,000	0
Payments on line of credit			(700,000)	0
Payments on senior notes	(3,515)	(200,000)	(203,433)	(4,066,927)
Issuance of renewable unsecured subordinated notes	6,210,798	3,272,819	9,308,708	8,625,775
Redemption of renewable unsecured subordinated notes	(1,657,813)	(488,695)	(1,640,406)	(654,087)
Proceeds from revolver	13,204,000	0	1,850,000	0
Payments on revolver	(10,923,004)	0	(744,741)	0
Payment of obligations under non-competition agreement			(250,000)	(250,000)
Distributions - preferred	(274,536)	(274,536)	(549,072)	(549,036)
Distributions - common	(4,678,213)	(3,073,080)	(4,726,730)	(3,491,890)
Net cash provided by (used in) financing activities	1,686,193	(63,492)	3,009,326	(386,165)
Net increase (decrease) in cash	2,705,161	(433,044)	(451,808)	2,654,687
Effect of exchange rate changes on cash	(19,924)	218,129	(341,387)	(236,044)
Cash - unrestricted
Beginning of period	2,397,300	3,190,495	3,190,495	771,852
End of period	5,082,537	2,975,580	2,397,300	3,190,495
Non-cash investing and financing activities:
Obligations under non-competition agreement			0	500,000
Series A preferred units issued in exchange for redeemable preferred units			0	2,745,000
Effective portion of cash flow hedges	(885,145)	114,198	(963,408)	356,614
Acquisition of land for development via foreclosure on mortgage loan			353,504	0
Accrued distributions - common	4,000	0
Unrealized gain on marketable securities	17,899	58,136	11,116	5,767
Note receivable from sale of subsidiary, gross	20,740,729	0
Less: deferred gain on sale	(17,783,890)	0
Land held for development obtained via foreclosure on mortgage loan	0	353,504
Acquisition of land for development via assignment and assumption agreement	976,166	0	304,952	0
Acquisition of property, plant, and equipment via mortgage loan	0	228,000
Supplemental disclosures of cash flow information:
Cash payments for interest	1,287,979	707,282	1,793,221	1,186,649
Cash payments for income taxes, net			$ 0	$ 8,823
Capitalized interest related to land held for development	$ 21,169	$ 0